SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Guarantee liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Jan. 01, 2020 CNY (¥)
SHAREHOLDERS' EQUITY
Retained earnings	¥ 12,803,684	$ 1,856,360	¥ 9,642,506
ASU No. 2016-13 | Adjustment
SHAREHOLDERS' EQUITY
Retained earnings				¥ 1,430,000